Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CEDU
Entity Registrant Name	CHINAEDU CORP
Entity Central Index Key	0001411419
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	53,804,980

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 43,494	273,746	190,493
Term deposits	15,597	98,163	120,500
Short-term investments	5,505	34,648	32,469
Accounts receivable	5,001	31,478	35,091
Inventories			358
Prepaid expenses and other current assets	3,611	22,725	30,966
Amounts due from related parties	37,817	238,016	246,925
Deferred tax assets-current	905	5,697	5,003
Total current assets	111,930	704,473	661,805
Property and equipment, net	38,007	239,210	227,507
Deposits paid for acquisition of property and equipment	2,844	17,902	19,792
Deferred tax assets - non-current	1,306	8,217	3,470
Rental deposits	351	2,213	936
Land use rights	4,235	26,657	27,265
Acquired intangible assets, net	10,111	63,638	65,849
Goodwill	6,873	43,255	43,255
Total assets	175,657	1,105,565	1,049,879
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB10,277 and RMB1,975 as of December 31, 2010 and 2011, respectively)	356	2,239	11,410
Deferred revenues - current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB18,762 and RMB20,525 as of December 31, 2010 and 2011, respectively)	19,913	125,332	105,891
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB12,486 and RMB18,644 as of December 31, 2010 and 2011, respectively)	14,614	91,980	83,486
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB2,201 and RMB1,953 as of December 31, 2010 and 2011, respectively)	2,089	13,146	31,177
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Group of RMB8,432 and RMB8,893 as of December 31, 2010 and 2011, respectively)	8,174	51,448	44,612
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB2,482 and RMB3,047 as of December 31, 2010 and 2011, respectively)	3,491	21,970	20,508
Total current liabilities	48,637	306,115	297,084
Deferred revenues - non-current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB71 and RMB33 as of December 31, 2010 and 2011, respectively)	1,916	12,059	9,804
Deferred tax liabilities-non-current (including deferred taxes liabilities of the consolidated VIE without recourse to the Group of RMB1,057 and RMB1,017 as of December 31, 2010 and 2011, respectively)	1,469	9,243	9,836
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIE without recourse to the Group of RMB1,251 and RMB2,364 as of December 31, 2010 and 2011, respectively)	967	6,089	3,691
Total liabilities	52,989	333,506	320,415
Commitments (Note 20)
ChinaEdu Corporation shareholders' equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 54,395,185 and 47,689,306 shares issued and outstanding, respectively as of December 31, 2010; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011)	642	4,041	4,071
Additional paid-in capital	107,011	673,516	674,648
Statutory reserves	5,821	36,635	29,592
Accumulated deficits	(12,684)	(79,830)	(89,608)
Accumulated other comprehensive loss	(4,696)	(29,556)	(22,724)
Total ChinaEdu Corporation shareholders' equity	96,094	604,806	595,979
Noncontrolling interests	26,574	167,253	133,485
Total equity	122,668	772,059	729,464
Total liabilities and equity	$ 175,657	1,105,565	1,049,879

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY
Accounts payable	$ 356	2,239	11,410	1,975	10,277
Deferred revenues - current	19,913	125,332	105,891	20,525	18,762
Accrued expenses and other current liabilities	14,614	91,980	83,486	18,644	12,486
Amounts due to related parties	2,089	13,146	31,177	1,953	2,201
Income taxes payable	8,174	51,448	44,612	8,893	8,432
Other taxes payable	3,491	21,970	20,508	3,047	2,482
Deferred revenues - non-current	1,916	12,059	9,804	33	71
Deferred tax liabilities-non-current	1,469	9,243	9,836	1,017	1,057
Unrecognized tax benefit	$ 967	6,089	3,691	2,364	1,251
Ordinary shares, par value	$ 0.01	0.08	0.08
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	53,804,980	53,804,980	54,395,185
Ordinary shares, shares outstanding	47,215,888	47,215,888	47,689,306

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of Sales USD ($)	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2010 Cost of Sales CNY	Dec. 31, 2009 Cost of Sales CNY	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2010 General and Administrative Expense CNY	Dec. 31, 2009 General and Administrative Expense CNY	Dec. 31, 2011 Selling and Marketing Expense USD ($)	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2009 Selling and Marketing Expense CNY	Dec. 31, 2011 Research and Development Expense USD ($)	Dec. 31, 2011 Research and Development Expense CNY	Dec. 31, 2010 Research and Development Expense CNY	Dec. 31, 2009 Research and Development Expense CNY
Revenue	$ 71,994	453,116	402,335	368,447
Business tax	2,743	17,257	13,493	13,741
Net revenue	69,251	435,859	388,842	354,706
Cost of revenue	29,489	185,604	147,702	138,362
Gross profit	39,762	250,255	241,140	216,344
Operating expenses:
General and administrative	14,927	93,950	84,110	82,858
Selling and marketing	8,385	52,777	37,632	23,688
Research and development	6,449	40,589	37,358	30,385
Total operating expenses	29,761	187,316	159,100	136,931
Income from operations	10,001	62,939	82,040	79,413
Other income	159	1,003	572	1,748
Interest income	1,405	8,843	5,552	4,980
Interest expense			(5)	(2)
Investment income	132	832	1,071
Gain on consolidation of Hongcheng Xueyuan			260
Income before income tax provisions	11,697	73,617	89,490	86,139
Income tax provisions (benefits):
- Current	3,667	23,078	17,933	18,981
- Deferred	(959)	(6,034)	(4,600)	306
Total income tax provisions	2,708	17,044	13,333	19,287
Net income	8,989	56,573	76,157	66,852
Less: net income attributable to the noncontrolling interests	6,316	39,752	36,840	32,073
Net income attributable to ChinaEdu Corporation shareholders	2,673	16,821	39,317	34,779
Net income per share attributable to ChinaEdu Corporation shareholders - basic	$ 0.06	0.35	0.82	0.71
Net income per share attributable to ChinaEdu Corporation shareholders - diluted	$ 0.05	0.33	0.76	0.66
Weighted average shares used in calculating basic net income per share attributable to ChinaEdu Corporation shareholders	47,453,930	47,453,930	48,004,323	48,844,606
Weighted average shares used in calculating diluted net income per share attributable to ChinaEdu Corporation shareholders	50,669,229	50,669,229	52,010,229	52,519,683
Share-based compensation expense					$ 83	522	815	489	$ 462	2,909	2,760	5,982	$ 438	2,755	2,248	676	$ 47	297	460	269

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Warrants CNY	Statutory reserve USD ($)	Statutory reserve CNY	Accumulated deficits USD ($)	Accumulated deficits CNY	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY	Total ChinaEdu Corporation shareholders' equity USD ($)	Total ChinaEdu Corporation shareholders' equity CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY	Comprehensive income (loss) CNY
Beginning Balance at Dec. 31, 2008		674,144		4,573		734,733	5,555		9,597		(143,709)		(20,920)		589,829		84,315
Beginning Balance (in shares) at Dec. 31, 2008				55,038,649
Repurchase of ordinary shares (in shares)				(7,828,800)
Repurchase of ordinary shares (note 17)		(76,634)		(536)		(76,098)									(76,634)
Forfeiture of warrants (note 16)						3,672	(3,672)
Exercise of share options (note 13) (in shares)				565,677
Exercise of share options (note 13)		4,163		39		4,124									4,163
Share-based compensation		7,416				7,416									7,416
Provision for statutory reserve									4,064		(4,064)
Foreign currency translation adjustments		276											276		276			276
Change in fair value of available-for-sale investments		144											144		144			144
Net income		66,852									34,779				34,779		32,073	66,852
Capital contribution by a noncontrolling shareholder		1,960															1,960
Dividend to noncontrolling shareholders of subsidiaries		(16,168)															(16,168)
Comprehensive income net of tax																		67,272
Ending Balance at Dec. 31, 2009		662,153		4,076		673,847	1,883		13,661		(112,994)		(20,500)		559,973		102,180
Ending Balance (in shares) at Dec. 31, 2009				47,775,526
Repurchase of ordinary shares (in shares)				(852,144)
Repurchase and cancellation of ordinary shares (note 17)		(13,468)		(57)		(13,411)									(13,468)
Forfeiture of warrants (note 16)						1,883	(1,883)
Exercise of share options (note 13) (in shares)				765,924
Exercise of share options (note 13)		6,098		52		6,046									6,098
Share-based compensation		6,283				6,283									6,283
Provision for statutory reserve									15,931		(15,931)
Foreign currency translation adjustments		(1,188)											(2,139)		(2,139)		951	(1,188)
Change in fair value of available-for-sale investments		(85)											(85)		(85)			(85)
Net income		76,157									39,317				39,317		36,840	76,157
Capital contribution by a noncontrolling shareholder		1,470															1,470
Dividend to noncontrolling shareholders of subsidiaries		(7,102)															(7,102)
Comprehensive income net of tax																		74,884
Acquisition of noncontrolling interest		(854)															(854)
Ending Balance at Dec. 31, 2010		729,464		4,071		674,648			29,592		(89,608)		(22,724)		595,979		133,485
Ending Balance (in shares) at Dec. 31, 2010				47,689,306
Repurchase of ordinary shares (in shares)				(590,205)
Repurchase and cancellation of ordinary shares (note 17)		(8,243)		(38)		(8,205)									(8,243)
Exercise of share options (note 13) (in shares)				116,787
Exercise of share options (note 13)		598		8		590									598
Share-based compensation		6,483				6,483									6,483
Provision for statutory reserve									7,043		(7,043)
Foreign currency translation adjustments		(751)											(7,019)		(7,019)		6,268	(751)
Change in fair value of available-for-sale investments		187											187		187			187
Net income	8,989	56,573									16,821				16,821		39,752	56,573
Capital contribution by a noncontrolling shareholder		2,960															2,960
Dividend to noncontrolling shareholders of subsidiaries		(15,212)															(15,212)
Comprehensive income net of tax																		56,009
Ending Balance at Dec. 31, 2011	$ 122,668	772,059	$ 642	4,041	$ 107,011	673,516		$ 5,821	36,635	$ (12,684)	(79,830)	$ (4,696)	(29,556)	$ 96,094	604,806	$ 26,574	167,253
Ending Balance (in shares) at Dec. 31, 2011			47,215,888

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 8,989	56,573	76,157	66,852
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,030	6,483	6,283	7,416
Depreciation and amortization of property and equipment	3,797	23,900	20,971	16,603
Amortization of land use rights	97	608	609	619
Amortization of acquired intangible assets	663	4,171	4,432	5,237
Gain on consolidation of Hongcheng Xueyuan			(260)
Investment (income) loss	32	201	(1,071)
Provision for account receivables			540	364
Loss from disposal of property and equipment	37	234	82	513
Changes in assets and liabilities:
Restricted cash			365	(365)
Accounts receivable	574	3,613	(6,900)	(13,844)
Inventories	57	358	1,494	(1,852)
Prepaid expenses and other current assets	1,185	7,458	(4,930)	(5,075)
Amounts due from related parties	1,374	8,646	(68,791)	(26,330)
Rental deposits	(203)	(1,277)	(61)	90
Land use rights				(1,989)
Accounts payable	(320)	(2,013)	1,128	115
Deferred revenues	3,473	21,858	8,589	3,792
Accrued expenses and other current liabilities	1,382	8,700	14,628	19,082
Amounts due to related parties	(3,133)	(19,717)	4,009	268
Income taxes payable	1,086	6,836	11,223	5,472
Other taxes payable	232	1,462	4,555	3,892
Deferred income taxes	(959)	(6,034)	(4,600)	306
Unrecognized tax benefit	381	2,398	(4,036)	2,254
Net cash provided by operating activities	19,774	124,458	64,416	83,420
Cash flows from investing activities:
Purchase of businesses, net of cash acquired of RMB nil, RMB1,382 and RMB nil in 2009, 2010 and 2011, respectively			(6,078)
Purchase of property and equipment	(3,303)	(20,788)	(26,859)	(57,071)
Deposits paid for acquisition of property and equipment	(2,997)	(18,863)	(19,792)	(11,371)
(Purchase) maturity of term deposits	3,549	22,337	1,434	(58,813)
Purchase of exclusive partnership with universities	(311)	(1,960)		(1,235)
Purchase of short-term investments	(3,107)	(19,556)	(28,016)	(20,578)
Proceeds from disposal of property and equipment	44	275	112
Proceeds from the sale of short-term investments	2,591	16,306	17,071
Acquisition of noncontrolling interest of Yuancheng Education			(998)
Net cash used in investing activities	(3,534)	(22,249)	(63,126)	(149,068)
Cash flows from financing activities:
Payment of deferred consideration for purchase of property and equipment	(235)	(1,479)
Cash dividends paid to noncontrolling shareholders	(2,147)	(13,510)	(5,632)	(14,698)
Capital contribution by noncontrolling shareholders	470	2,960	490	1,715
Repurchase and cancellation of ordinary shares	(1,182)	(7,437)	(13,468)	(76,634)
Proceeds from exercise of share options	95	598	6,098	4,163
Prepayment for shares repurchases	(27)	(168)	(735)
Net cash used in financing activities	(3,026)	(19,036)	(13,247)	(85,454)
Effect of exchange rate changes	14	80	(693)	312
Net (decrease) increase in cash and cash equivalents	13,228	83,253	(12,650)	(150,790)
Cash and cash equivalents, beginning of year	30,266	190,493	203,143	353,933
Cash and cash equivalents, end of year	43,494	273,746	190,493	203,143
Supplemental disclosure of cash flow information
Income taxes paid	2,200	13,844	10,746	11,255
Interest paid			5	2
Non cash - financing activities
Capital registration of intangible assets by noncontrolling interest			980	425

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Purchase of businesses, cash acquired	1,382

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

ChinaEdu Corporation (the "Company") was incorporated in the Cayman Islands on September 6, 1999. The Company, its subsidiaries, and its variable interest entity ("VIE") and VIE's subsidiaries are collectively referred to hereinafter as the "Group". The Group principally operates online degree programs, which provide services to universities through joint venture contracts entered into by the Company's subsidiaries, online tutoring programs, private primary and secondary schools and international and elite curriculum programs in the People's Republic of China (the "PRC").

A summary of the Company's subsidiaries and its VIE and its VIE's subsidiaries as of December 31, 2011 was as follows:

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Subsidiaries of the Company:

CMR Web-learning Co., Ltd. ("CMR Web")	July 29, 1999	70%	PRC

Hongcheng Technology Development Co., Ltd. ("Hongcheng Technology")	July 31, 2000	100%	PRC

Beijing Xuezhi Times Education Science Co., Ltd. ("Beijing Xuezhi")	October 18, 2001	100%	PRC

Zhong Nongda Networks Development Co., Ltd. ("Zhongnongda Networks")	October 30, 2001	55%	PRC

Beijing Hongcheng Liye Technology Co., Ltd. ("Hongcheng Liye")	April 15, 2003	100%	PRC

Dalian Dongcai Technology Co., Ltd. ("Dongcai")	June 4, 2003	70%	PRC

Beijing WITT Education Consultant Management Co., Ltd. ("WITT Education")	July 4, 2003	100%	PRC

BJ-WITT EDU MAN. LTD. ("BJ-WITT")	July 4, 2003	100%	BVI

Chongqing Chongda Yuanxing Co., Ltd. ("Chongda")	December 24, 2003	51%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("Beijing BCIT")	January 13, 2005	100%	PRC

Beijing Gotop Education Co., Ltd. ("Gotop Hongcheng")	December 26, 2005	100%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("BJ-BCIT")	February 10, 2006	100%	BVI

Beijing Distance Education Technology Co., Ltd. ("Yuancheng Education")	March 31, 2006	100%	PRC

Tianjin Gaotuo Hongcheng Education Technology Co., Ltd. ("Tianjin Gaotuo Hongcheng")	June 26, 2006	100%	PRC

Beijing Beiyuda Education Technology Co., Ltd. ("Beiyuda")	September 26, 2006	51%	PRC

Beijing Mingdaoyuan Technology Co., Ltd. ("Beijing Mingdao")	March 27, 2007	51%	PRC

Shanghai Shangcai Education Technology Co., Ltd. ("Shanghai Shangcai")	April 18, 2008	51%	PRC

Dongcai Online Training Center ("Dongcai Online")	July 10, 2008	70%	PRC

Beijing Zhonglin Technology Co., Ltd. ("Zhonglin")	November 3, 2008	51%	PRC

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Guangxi Hongcheng Times Technology Development Co., Ltd. ("Guangxi Hongcheng")	February 10, 2009	51%	PRC

Fuzhou Haojiaoshi Distance Education Service Co., Ltd. ("Fuzhou Good Teacher")	December 7, 2009	51%	PRC

Beijing Hongcheng Xueyuan Technology Co., Ltd. ("Hongcheng Xueyuan")	October 31, 2010	100%	PRC

Nanning Hongcheng Xueyuan Technology Development Co., Ltd ("Nanning Hongcheng Xueyuan ")	October 31, 2010	51%	PRC

Hangzhou Hongcheng Education Training Service Co., Ltd ("Hangzhou Hongcheng Xueyuan")	October 31, 2010	60%	PRC

Guangzhou Hongcheng Huixing Education Technology Co., Ltd. ("Guangzhou Hongcheng")	January 4, 2011	80%	PRC

Beijing Haidian District New Door Trainning School ("Haidian Trainning School ")	April 7, 2011	55%	PRC

Zhejiang Hongcheng Education Technology Co., Ltd. ("Zhejiang Hongcheng")	June 30, 2011	51%	PRC

VIE of the Company:

Beijing Hongcheng Education Technology Co., Ltd. ("Hongcheng Education")	March 7, 2005	N/A	PRC

Subsidiaries of VIE:

Beijing Gotop Electronic Science Co., Ltd. ("Gotop Electronic") (1)	November 29, 1995	N/A	PRC

Xiandai Xingye Network Technology Co., Ltd. ("Xiandai Technology") (1)	November 7, 2000	N/A	PRC

Pingdingshan Wellent Bilingual School ("Pingdingshan") (1)	September 3, 2002	N/A	PRC

Anqing Foreign Language Middle School ("Anqing Foreign Language") (1)	August 2, 2004	N/A	PRC

Jingzhou Tianchang Investment Co., Ltd. ("Tianchang") (2)	September 6, 2005	N/A	PRC

Jingzhou Middle School South Campus ("South Campus") (3)	December 28, 2005	N/A	PRC

Beijing Hongcheng YoYo Technology Co., Ltd. ("Hongcheng YoYo") (1)	November 3, 2009	N/A	PRC

Anqing Daguan Hongcheng Anwai Training Centre ("Anqing Daguan") (1)	April 15, 2010	N/A	PRC

Pingdingshan Hongcheng Education Training Centre ("Pingdingshan Training Centre") (1)	August 11, 2010	N/A	PRC

Hongyuanboxue Technology Co., Ltd ("Hongyuanboxue") (4)	August 24, 2010	N/A	PRC

Beijing Xicheng District Hongcheng Training School ("Xicheng Training School") (1)	January 6, 2011	N/A	PRC

(1)	Wholly owned subsidiary of Hongcheng Education (VIE of the Company)
(2)	72.5% of its equity is held by Hongcheng Education (VIE of the Company)
(3)	54% of its equity is held by Hongcheng Education (VIE of the Company)
(4)	55% of its equity is held by Hongcheng Education (VIE of the Company) and 45% of its equity is held by Hongcheng Technology (Wholly owned subsidiary of the Company).

The VIE arrangements

PRC regulations currently limit foreign ownership of entities providing internet content and engaging in primary and junior high school education. To comply with PRC laws and regulations, the Group provides online tutoring programs and primary and secondary schools in the PRC through its VIE and its VIE's subsidiaries.

The Group established Xiandai Technonogy and Hongcheng Education, the VIEs, through a series of contractual arrangements with designated equity owners who are PRC citizens and legally own the VIEs. In September 2009, the equity interests of Xiandai Technology were transferred to Hongcheng Education. Accordingly, Xiandai Technology became a wholly owned subsidiary of Hongcheng Education. As a result, the related contractual arrangements with Xiandai Technology were terminated, and Hongcheng Education became the only VIE of the Group.

To provide the Group the ability to control and receive the majority of the expected residual returns of the VIE and its subsidiaries, the Group entered into a series of contractual arrangements described below with the VIE, and its nominee shareholders in 2005.

·	Agreements that transfer economic benefits to Hongcheng Technology

Exclusive Technical Consulting and Services Agreement

Pursuant to the exclusive technology consulting and service agreements between Hongcheng Technology and the VIE, the Group has the exclusive right to provide to the VIE technology consulting and services related to courseware and product development services, website design services, maintenance and security services, employee training services and any other services that may be agreed upon by the parties. As a consideration for these services, the Group charges VIE a service fee, which represents substantially all of its net income. The terms of the exclusive technical consulting and services agreement are ten years unless Hongcheng Technology sends a notice of termination in writing prior to the expiration, the agreement shall automatically be renewed for an additional term of ten years.

Call Option Agreements

Hongcheng Technology entered into call option agreements with the nominee shareholders. Pursuant to these agreements, Hongcheng Technology were granted irrevocable options to purchase all of the nominee shareholders' equity interests in VIE at the lowest price permitted under applicable Chinese laws. The agreement shall terminate after all the equity subject to the call option agreement has been transferred to Hongcheng Technology and/or any other entity or individual designated by Hongcheng Technology in accordance with the provisions contained herein.

·	Agreements that provide Hongcheng Technology effective control over VIE

Loan Agreements

The Group provided an interest-free loan of RMB54,200 to the nominee shareholders to fund the registered capital requirements of VIE. Proceeds from the loans are to be used solely for the investments in VIE. The loans can only be repaid by a transfer of the equity ownership interest in VIE to the Group. The terms of the loan is 20 years and may be extended with the consent of the Company and the nominee shareholders. To the extent permitted under PRC Law, the loan may be repaid only by the transfer by the nominee shareholders of their equity interests in the VIE to the Company or its designee.

Shareholder Voting Rights Entrustment Agreements

In connection with the loan agreements described above, Hongcheng Technology entered into shareholder voting rights entrustment agreements with the nominee shareholders. Pursuant to these agreements, the nominee shareholders irrevocably entrusted Hongcheng Technology with the right to act as their proxy and vote for all of their shares in VIE. The agreement will remain effective as long as the nominee shareholders remain shareholders of Hongcheng Education.

Equity Pledge Agreements and Powers of Attorney

As a security for the nominee shareholders' obligations under the call option agreements and shareholder voting rights entrustment agreements with Hongcheng Technology and Hongcheng Education's obligations under the technical consulting and services agreement with Hongcheng Technology, Hongcheng Education entered into equity pledge agreements with the nominee shareholders to pledge all of their equity interests in Hongcheng Education and all distributions arising from such interests to Hongcheng Technology. The nominee shareholders also irrevocably appointed Hongcheng Technology as their attorney-in-fact and authorized Hongcheng Technology to take all actions on their behalf that are deemed appropriate by Hongcheng Technology. The agreement shall have its valid term until the full performance of the exclusive technical consulting and services agreement or the full repayment of above loan.

These agreements allow the Company to effectively control Hongcheng Education and derive substantially all of the economic benefits from it. Accordingly, the Group treats Hongcheng Education as a VIE and because the Group is the primary beneficiary of Hongcheng Education, the Group has consolidated the financial results of Hongcheng Education since its inception.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIE. The amendments effectively replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Group adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in this financial statements.

The Company had consolidated Hongcheng Education, the VIE, under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities. Because the Company, through its wholly owned subsidiary, Hongcheng Technology, has (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIE, it continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

Risks in relation to the VIE structure

The Group believes that Hongcheng Technology's contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The nominee shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example, by influencing the VIE not to pay the service fees when required to do so.

The Group's ability to control the VIE also depends on the power of attorney Hongcheng Technology has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

·	revoke the business and operating licenses of our PRC subsidiaries or VIE;
·	restrict the rights to collect revenues from any of our PRC subsidiaries;
·	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIE;
·	require our PRC subsidiaries or VIE to restructure the relevant ownership structure or operations;
·	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or
·	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE.

The following consolidated financial information of the Group's VIE and its subsidiaries, before intercompany balance elimination, was included in the accompanying consolidation financial statements:

	As of December 31,
	2010	2011
	RMB	RMB

Total assets	244,106	250,567
Total liabilities	191,589	203,827

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenue	66,410	83,620	95,880
Net loss	(1,125)	(2,932)	(6,131)

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net cash provided by operating activities	50,151	19,057	16,487
Net cash used in investing activities	(47,412)	(16,884)	(19,656)
Net cash provided by (used in) financial activities	-	4,500	(1,479)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying consolidated financial statements of the Group are stated in Renminbi ("RMB"). The presentation of the amounts in United States dollar ("US$") is included solely for the convenience of the reader and were converted at a rate of RMB6.2939 to US$1.00, the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2011. Such translation should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE's subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group's financial statements include the useful lives and impairment of property and equipment, and intangible assets with definite lives; valuation allowance for deferred tax assets; impairment of goodwill and other intangible assets with indefinite lives;; and share-based compensation expense. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Short-term investments

The Group's short-term investments comprise debt securities which are classified as available-for-sale or held-to-maturity investments. The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Short-term investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment. OTTI below cost is recognized as a loss in the income statement.

In April 2009, the FASB issued guidance amending existing GAAP relating to OTTI for debt securities to improve presentation and disclosure of OTTI on debt securities in the financial statements. The new guidance requires that an entity separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

The Group adopted the new guidance on January 1, 2010. The adoption of the new guidance did not result in a cumulative-effective adjustment as of January 1, 2010.

Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes as income when dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·	Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
·	Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
·	Level 3 - inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Land use rights

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until they are ready for their intended use. Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Acquired intangible assets with definite lives, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The weighted average amortization periods by major intangible assets classes are as follows:

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

Goodwill is not amortized but evaluated for impairment annually or more frequently if event and circumstances indicate that they might be impaired. The Group performs a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

The Group's revenue is principally derived from the following:

(a)	Online degree programs, which mainly provide: (i) online education technical and consulting services; and (ii) recruiting services and enrollment marketing services.

(i)	Online education technical and consulting services

The Group's primary business is to provide online education technical and consulting services to the online degree programs of leading Chinese universities. These services mainly include academic program development, technology services, and student support services. All these services are provided over the service period, therefore the related revenue is recognized ratably over the Six-month School Semester (the "Semester") during which the Group provides the services. The Semesters generally begin in April and October of each calendar year.

(ii)	Students recruiting services, online technical services and enrollment marketing services

The Group also provides students recruiting, online technical, enrollment marketing services through its learning centers network for collaborative universities in China, including those universities to which the Group provides online education technical and consulting services. The amount of service fees earned is computed as a percentage of tuition fees, which the Group collected from students on behalf of the universities, based on the agreements entered into with the universities.

Service fees are initially recorded as deferred revenue and are recognized as revenue ratably over the Semester during which the Group provides the services.

(b)	Online tutoring programs

The Group offers online interactive tutoring services to the students of primary and secondary schools through prepaid cards. These services allow the students to access the online education services over a fixed period of time, generally ranging from one month to three years, during which period the students can access the online learning platform at any time. The Group sells the prepaid cards to the student directly on its website or through distributors. The payment from distributors are generally received when the prepaid cards are delivered to the distributors, and not contingent upon the resale to the students (end users).

Payments received from students or distributors are initially recognized as deferred revenue. Revenue is recognized on a straight-line basis over the service period, starting from the activation of the prepaid cards by the students and ending with the prepaid cards' expiration date.

(c)	Private primary and secondary schools

The Group operates a number of private primary and secondary schools, which provide educational services to the students through traditional classroom education. Students register and pay for their classes at the beginning of each semester. Fees received from students upfront are initially recorded as deferred revenue. Revenue is recognized ratably over the service period, which is six months for each school semester. If a student withdraws from a class, any collected but unearned portion of the fee is recognized as revenue at that time unless the student is entitled to a refund.

(d)	International and elite curriculum programs

The Group provides international post-secondary and English language learning services for high schools in the PRC and international polytechnic curriculum programs through traditional classroom education. For those programs, students must register and pay for their classes at the beginning of each semester or each short-term program (i.e. Summer camp). Fees collected from learning institutions are recognized either on a straight-line basis over the service period, which is typically the six-month school semester or when such services are completed.

Business tax

The Group's PRC subsidiaries, VIE and VIE' subsidiaries are subject to business taxes at the rate of 5.5%, which is applied to service revenue generated from online education programs and international and elite curriculum programs.

Value added tax ("VAT") and VAT rebate

The Group is subject to PRC value added tax (''VAT'') generally at a rate of 17% on part of the revenue from the online education technical services and online tutoring services which reduces revenues, and are entitled to an offset for VAT paid or borne on the goods purchased by the Group. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets. The Group is entitled to a rebate of VAT paid at a rate of 14%. The rebates are recorded as a component of revenue when the relevant compliance requirements are met and that, there are no further obligations, nor subject to future refunds or reimbursements. The rebates granted to the Group during the years ended December 31, 2009, 2010 and 2011 were RMB6,634, RMB9,257 and RMB8,260, respectively.

Accounts receivable

Accounts receivable is recorded when it become due based on the service agreement, and primarily relates to the online education technical, consulting and recruiting services provided to certain university customers, and online tutoring services.

The Group determines its allowance by considering a number of factors, including the length of time the receivable is past due, the Group's previous loss history, the counter party's current ability to pay its obligation to the Group, and the condition of the general economy and the industry as a whole. The Group writes off accounts receivable when it becomes apparent based upon age or customer circumstances that such amounts will not be collected.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, investments, accounts receivable and amount due from related parties. The Group places its cash and cash equivalents and term deposits with financial institutions in the PRC and Hong Kong.

The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. To date, the Group has not experienced significant losses from uncollectible accounts. An allowance for doubtful accounts amounting to RMB364, RMB540 and RMB nil was recorded in 2009, 2010 and 2011, respectively and these amounts were written off in the same year. Management will continue to evaluate the Group's collection experience and provide for an allowance for doubtful accounts as appropriate.

A summary of the customers who accounted for 10% or more of the Group's consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2009	2010	2011
	%	%	%

A	20	16	13
B	12	11	11
C	*	11	13
D	13	12	11

A summary of the customers who accounted for 10% or more of the Group's consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2010	2011
	%	%

A	37	36
C	19	33
D	18	*

*	Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties' balances.

Research and development

Research and development expenses mainly include depreciation, payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platform and courseware. The Group expenses all research and development costs when incurred.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling RMB7,822, RMB9,310 and RMB13,794 for the years ended December 31, 2009, 2010 and 2011, respectively, which are recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Royalty fees

Royalty fees payable to the Fourth Middle School of Anqing for the use of the school's education resources in the provision of the Group's private primary and secondary schools services increase each year from the 2005 calendar year to the 2024 calendar year. The aggregated royalty fees are recognized as royalty expense on a straight-line basis over the royalty period. The difference between royalty fees paid and the amount reported as expenses was included as a component of accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Foreign currency translation

The functional currency of the Company, BJ-BCIT and BJ-WITT is the US$. The functional currency of all other entities within the Group is the RMB. Transactions in other currencies are recorded in each relevant entity's functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates and transactions denominated in other currencies are converted at the applicable rates of exchange prevailing when the transactions occur. Exchange gains and losses are recorded in the consolidated statements of operations.

The Group's reporting currency is the RMB. The Group's entities with functional currency of US$ translate their operating results and financial position into the RMB, the Group's reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity amounts are translated at historical exchange rates and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of equity.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB304,180 and RMB370,428, which were denominated in RMB, at December 31, 2010 and 2011, respectively, representing 97.8% and 99.6% of the cash and cash equivalents and term deposits at December 31, 2010 and 2011, respectively.

Income taxes

Current income taxes are provided in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority based solely on technical merits of the associated tax position. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, foreign currency translation adjustments and change in fair value of available-for-sale investments. Comprehensive income is reported as a component of the consolidated statements of equity and comprehensive income.

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, and amounts due from and due to related parties. The carrying values of cash and cash equivalents, term deposits, accounts receivable, accounts payable and amounts due from and to related parties approximate their fair values due to their short-term maturities. The fair value of the short-term investments measured at cost are not disclosed because they are not readily determinable. Available-for-sale investments are carried at fair value.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted. Ordinary share equivalents are excluded from the computation of the diluted net income per share in periods when their effect would be anti-dilutive. The effect of the warrants and stock options are computed using the treasury stock method.

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share based payment issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions are cash. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recently issued accounting standards not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets- the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·	Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

·	Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.
•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of these pronouncements to have a significant impact on its consolidated financial statements.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is ''more likely than not'' that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group has not early adopted this pronouncement and does not expect the adoption of this pronouncement has a significant impact on its financial condition or results of operation.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
3.	ACQUISITIONS

In order to diversify its service offerings under the online degree programs, the Group consummated the acquisitions set forth below. These transactions were recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their estimated fair values on the acquisition date.

(a)	In October 2010, the Group acquired the remaining 81% equity interest in Hongcheng Xueyuan, for a cash consideration of RMB7,460(US$1,130) and after the acquisition Hongcheng Xueyuan became a wholly owned subsidiary of the Group.

In connection with the above business combination transaction, the Group re-measured its previously held 19% equity interest in Hongcheng Xueyuan at the acquisition-date fair value of RMB1,470 and recognized a gain of RMB260 in 2010. The amounts of Hongcheng Xueyuan's net revenue and loss included in the Group’s consolidated income statement for the year ended December 31, 2010, was RMB3,014 and RMB484, respectively.

The purchase price for this 81% equity interest was allocated based on the fair value of the assets acquired and liabilities assumed on the date of acquisition as follows:

		Weighted
		average remaining
	RMB	amortization period

Cash and cash equivalents	1,382
Accounts receivable	397
Amounts due from related parties	1,319
Prepaid expenses and other current assets	82
Rental deposits	7
Property and equipment	80
Deferred revenue	(1,235)
Amounts due to related parties	(14)
Other taxes payable	(54)

Net tangible assets acquired	1,964
Noncontrolling interests	(144)
Intangible assets:
Partnership with local institutes	2,380	7.2 years
Reacquired right to use trademark	300	2.2 years

Total intangible assets	2,680
Deferred tax liabilities relating to intangible assets acquired	(670)
Goodwill (allocated to the online degree programs segment)	5,100
Re-measured fair value of previous 19% cost method investment	(1,470)

Total	7,460

(b)	Pro forma information

The following unaudited pro forma information summarizes the results of operations for the Group for the years ended December 31, 2009 and 2010 assuming that the significant acquisition during the year ended December 31, 2010 occurred as of January 1, 2009, and 2010, respectively. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations that would have resulted had the significant acquisitions occurred as of the beginning of each year, nor are they indicative of future operating results.

	For the years
	ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)

Pro forma net revenues	358,378	391,562
Pro forma net income attributable to ChinaEdu Corporation	35,019	38,441

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Accounts receivable	35,091	31,478
Less: allowance for doubtful accounts	-	-

Accounts receivable	35,091	31,478

Movement of allowance for doubtful accounts was as follow:

	As of December 31,
	2010	2011
	RMB	RMB

Balance as of January 1	-	-
Charged to expenses	540	-
Written off	(540)	-

Balances as of December 31	-	-

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	As of December 31,
	2010	2011
	RMB	RMB

Staff advances and others	3,595	3,000
Prepaid investments	4,500	-
Advance to an online school	3,072	1,707
Prepaid rental expense	3,921	4,329
Prepaid advertisement expense	178	510
Prepaid courseware use right	750	1,547
Prepaid professional fees	2,078	2,126
Advances to suppliers	4,784	3,410
Interest receivables from term deposits	1,165	1,056
Value-added tax rebate receivable	6,923	5,040

	30,966	22,725

Advance to an online school represented amount loaned to an online education alliance program to fund its operations, which is non-interest bearing and is payable on demand. Value-added tax rebate receivable represented the accrued value added tax rebate from online degree programs and online tutoring which is expected to be received in 2012.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

As of December 31, 2010 and 2011, the Company held following short term investments:

	As of December 31,
	2010	2011
	RMB	RMB

Available-for-sale investments	24,469	17,648
Held to maturity investments	8,000	17,000

	32,469	34,648

Held to maturity investments consist of trust funds with remaining maturity term less than one year. Since the Group had the positive intent and ability to hold the trust funds to maturity, the trust funds were classified as held to maturity investments and recorded at amortized cost. In May 2010, the Group invested RMB8,000 in a trust fund managed by Zhongrong Trust Co., Ltd., which was closed in May 2011. The Group received all the investment back and also received an investment interest of RMB646, which was recorded as investment income. In May 2011, the Group invested RMB8,000 in trust fund managed by Minmetal International Trust Co., Ltd., which will be matured in May 2012. The trust fund paid investment interest of RMB387 to the Group in December 2011, which is also included in investment income.

The following table provides additional information on the unrealized gains and losses of the available-for-sale as of December 31, 2010 and 2011, respectively.

	As of December 31,
	2010				2011
			Accumulated	Net			Accumulated	Net
		Exchange	unrealized	carrying		Exchange	unrealized	carrying
	Cost	difference	(loss) gains	amount	Cost	difference	(loss) gains	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Available-for-sale
Corporate Bonds	24,860	(450)	59	24,469	19,110	(1,334)	(128)	17,648

Total	24,860	(450)	59	24,469	19,110	(1,334)	(128)	17,648

During the year ended December 31, 2011, the Group sold RMB8,306 of corporate bonds, and the related other comprehensive loss of RMB201 was transferred to investment loss in the statement of operations, net of tax effects.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
7.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(3,022)	(3,630)

Land use rights, net	27,265	26,657

Amortization expenses for land use rights totaled RMB619, RMB609 and RMB608 for the years ended December 31, 2009, 2010 and 2011, respectively. Future amortization expenses are RMB608 per year for each of the next five years through December 31, 2016.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Buildings	203,684	225,633
Furniture, fixtures and equipment	61,584	67,997
Motor vehicles	11,923	12,562
Leasehold improvements	15,565	19,847

	292,756	326,039
Less: accumulated depreciation and amortization	(70,461)	(91,543)

	222,295	234,496
Construction in progress	5,212	4,714

	227,507	239,210

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB16,603, RMB20,971 and RMB23,900, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2010				2011
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(15,355)	(29,057)	44,823	89,235	(17,319)	(29,057)	42,859
Operating platforms used to provide online education services	759	(662)	-	97	759	(711)	-	48
Customer base	11,708	(11,708)	-	-	11,708	(11,708)	-	-
Online coursewares	3,623	(3,623)	-	-	3,623	(3,623)	-	-
Partnership with agencies	356	(327)	-	29	356	(339)	-	17
Exclusive Partnership with universities	18,916	(7,882)	-	11,034	20,876	(9,304)	-	11,572
Operational right of private school	4,464	(1,516)	-	2,948	4,464	(1,769)	-	2,695
Partnership with local institutes	2,380	(55)	-	2,325	2,380	(387)	-	1,993
Reacquired right to use trademark	300	(23)	-	277	300	(162)	-	138

Total intangible assets with definite lives	131,741	(41,151)	(29,057)	61,533	133,701	(45,322)	(29,057)	59,322
Acquired intangible assets with indefinite lives
Trade name	4,316	-	-	4,316	4,316	-	-	4,316

Total	136,057	(41,151)	(29,057)	65,849	138,017	(45,322)	(29,057)	63,638

Amortization expenses were RMB5,237, RMB4,432 and RMB4,171 for the years ended December 31, 2009, 2010 and 2011, respectively. Amortization expenses for the next five years are as follows:

Years ending December 31,	RMB

2012	3,934
2013	3,652
2014	3,499
2015	3,499
2016	3,350

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
10.	GOODWILL

The changes in the carrying amount of goodwill by operating segments for the years ended December 31, 2010 and 2011 were as follows:

	Year ended December 31, 2010
				International
	Online	Private primary	Online	and elite
	degree	and secondary	tutoring	curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	12,860	1,924	20,798	59,801	95,383
Acquired during the year	5,100	-	-	-	5,100

Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-

Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255

	Year ended December 31, 2011
				International
	Online	Private primary	Online	and elite
	degree	and secondary	tutoring	curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	17,960	1,924	20,798	59,801	100,483
Acquired during the year	-	-	-	-	-

Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-

Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Advances from students	10,979	10,725
Accrued expenses	8,539	8,943
Accrued professional fees	3,523	4,219
Accrued employee payroll and welfare benefits	50,728	59,152
Other payables	9,717	8,941

	83,486	91,980

Advances from students represented amounts received for books and materials, which the Group collected from students on behalf of third party vendors.

OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2011
OTHER TAXES PAYABLE
12.	OTHER TAXES PAYABLE

Other taxes payable consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Value-added taxes payable	6,232	5,392
Business taxes payable	13,526	15,801
Individual income taxes payable	670	736
Real estate taxes payable	80	41

	20,508	21,970

The Group is also required to withhold PRC individual income taxes on employees' payroll for remittance to the tax authorities.

SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2011
SHARE OPTION PLAN
13.	SHARE OPTION PLAN

The Company's original employee share option plan (the "Original Plan") was effective on August 10, 2000 and allowed the Company to offer a variety of incentive awards to employees and non-employee directors of the Group and any consultant who performs services for the Group. Pursuant to the Original Plan, an incentive option could only be granted to employees and a non-qualified option could be granted to employees, non-employee directors and consultants. The number of option shares granted under the Original Plan was not permitted to exceed 15% of the aggregate number of the issued and outstanding shares of the Company, calculated on a fully-diluted basis. Under the terms of the Original Plan, the exercise price for an incentive option shall not be less than 100% of the fair market value of the ordinary share on the date of grant. Option vesting schedule shall be more than three years and no acceleration for option vesting schedule shall be permitted, unless approved by Board of Directors. On December 13, 2004, an Amended and Restated Share Option Plan (the "Amended Plan") became effective, and replaced the Original Plan. Under the Amended Plan, options to purchase ordinary shares increased to 12,846,621.

In March 2007, the Company adopted the Second Amended and Restated Share Option Plan (the "Second Amended Plan"), which replaced the Amended Plan and provided for the grant of non-vested shares as well as options. Under the Second Amended Plan, the Company was permitted to grant options to purchase up to 12,846,621 ordinary shares to the Group's employees, directors and consultants. The minimum option vesting period for any option grants under the Second Amended Plan was three years and acceleration of option vesting was not permitted, unless approved by the Board of Directors.

The terms of the Second Amended Plan did not permit incentive share options to be granted to greater than 10% shareholders unless the exercise price equaled at least 110% of the fair market value.

The Company adopted the equity incentive plan (the "Equity Incentive Plan") in November 2007. The Equity Incentive Plan replaced the Second Amended Plan adopted in March 2007. The Equity Incentive Plan allows the Company to offer a variety of incentive awards to employees and non-employee directors of the Group and any consultant who performs services for the Group. Pursuant to the Equity Incentive Plan, an incentive share option ("ISO") may only be granted to employees and a non-qualified option may be granted to employees, non-employee directors and consultants. No more than 12,846,621 shares may be issued under the Equity Incentive Plan provided, however, that there shall be an annual increase on January 1 of each year in an amount equal to two percent (2%) of the total number of the Company's outstanding shares at December 31 of the preceding calendar year. Under the terms of the Equity Incentive Plan, the exercise price for an ISO shall not be less than 100% of the fair market value per share on the grant date. However, in the case of an ISO awarded to a grantee who at the time of grant owned shares representing more than 10% of the combined voting power of all classes of the Company's share capital (including any equity of any of the Company's Chinese subsidiaries), the exercise price of option may not be less than 110% of the fair market value of the ordinary shares on the date of grant of such ISO and the option period may not be greater than five years from the date of grant. The minimum option vesting period for any option grant is three years and acceleration of vesting is not permitted, unless approved by the Board of Directors.

The Company's shareholders approved certain amendments to its Equity Incentive Plan (as amended, the "Amended Equity Incentive Plan") at the Extraordinary General Meeting held on March 6, 2009. The amendments (i) provide for the administration of the Amended Equity Incentive Plan by the Compensation Committee of the Company's Board of Directors; (ii) delegate to the Compensation Committee authority to, among other things, amend or modify outstanding awards under the Amended Equity Incentive Plan, including the repricing of "underwater" options; and (iii) eliminate the requirement that subsequent amendments to the Amended Equity Incentive Plan be submitted for shareholder approval.

On August 18, 2010, the Compensation Committee adopted the Second Amended to the Amended Equity Incentive Plan (as amended, the "Second Amended Equity Incentive Plan"). No more than 16,071,593 Shares may be issued under the Second Amended Equity Incentive Plan, provided however that there shall be an annual increase to be added on January 1st each year in an amount equal to two point five percent (2.5%) of the total number of the Company's outstanding shares at December 31 of the preceding calendar year.

All options granted will vest over periods ranging from immediately to four years and any unexercised options will expire ten years from the date of grant. As of December 31, 2010 and 2011, respectively, options to purchase 9,982,604 and 9,974,138 ordinary shares were outstanding, and options to purchase 1,203,562 and 694,475 ordinary shares remained available for future grants.

In order to enhance the Group's ability to retain and motivate its employees, directors and consultants, on May 18, 2009, the Compensation Committee authorized the Company to reprice 1,255,500 "underwater" options exercise price at the fair market value on the approval date. The number of employees affected was 91. This was accounted for as a modification. The total incremental compensation cost resulting from the modification was RMB1,400.

In June 2008, the Company issued 8,344,305 ordinary shares to its depositary bank representing 2,781,435 ADSs, to be issued to employees and non-employees upon the exercise of their vested share options. 565,677, 765,924 and 116,787 ordinary shares out of these 8,344,305 ordinary shares had been delivered to employees upon the exercise of their share options for the years ended December 31, 2009, 2010 and 2011, respectively. 6,589,092 ordinary shares remain in the depositary bank for future issuance, therefore neither are included in the outstanding number of shares as of December 31, 2011 nor included in the computation of basic and diluted EPS.

Options to employees and nonemployees

Through December 31, 2011, the Group had granted to its employees, officers, and directors an accumulated total of 16,420,400 share options to purchase ordinary shares, all of which were exercisable in US$.

Options to employees and nonemployees-continued

For the share options granted to employees, the Group recorded compensation expense based on the fair value of each option on the date of grant, using the Black-Scholes option pricing model. The Group recorded a total compensation expense of RMB7,410, RMB5,506 and RMB3,445 for the years ended December 31, 2009, 2010 and 2011, respectively.

On January 21, 2008, the Group granted 4,000 share options with an exercise price of US$2.07 per share to two consultants, which vest ratably over 3 years from the date of grant. The Group recorded compensation expense of RMB6, RMB6 and RMB1 for the years ended December 31, 2009, 2010 and 2011, respectively, estimated using the Black-Scholes option pricing model.

The following assumptions were used in the employee and non-employee option pricing model on the date of grant/modification:

	2009	2010	2011

Weighted average volatility rate (1)	49.4%	48.3%	47.6%
Weighted average risk-free interest rate (2)	2.19%	2.59%	1.18%
Weighted average expected option life (years) (3)	5.3	6.0	6.0
Weighted average dividend yield (4)	-	-	-
Weighted average fair value of underlying ordinary share (5)	$0.63	$1.19	$0.84

The following assumptions were used in the employee and non-employee option pricing model:

(1)	Volatility

For options granted prior to 2011, the volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. For options granted since 2011, volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term base on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)	Dividend yield

The Company assumed a zero dividend yield based on its expected dividend policy over the expected term of the options. The Company anticipates growing its business with internally generated cash and does not expect to pay dividends in the foreseeable future, nor has it paid any dividends to date.

(5)	Fair value of underlying ordinary shares

The closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

A summary of the share option activity, including grants to both employees and non-employees, was as follows. The fair value of the ordinary shares, and exercise prices set forth in the tables below are denominated in US$.

	Outstanding options
		Weighted	Weighted average
		average	grant-date
	Number of	exercise	fair value of
	options	price per share	ordinary shares
		US$	US$

Outstanding at January 1, 2010	9,982,604	1.43	1.49
Granted	330,000	1.83	1.83
Exercised	(116,787)	0.79	0.63
Forfeited	(181,667)	2.24	2.26
Expired	(40,012)	0.75	0.07

Outstanding at December 31, 2011	9,974,138	1.44	1.50

The following table summarizes information regarding options issued within the 12-month period prior to December 31, 2011:

				Fair value of			Intrinsic value
Grant date	No. of shares	Exercise price		ordinary shares			At grant date

November 1, 2011	330,000	US$	1.83	US$	1.83	*	-

*	Determined based on the closing market price of the ADS, each ADS representing three ordinary shares, as quoted on the NASDAQ Global Market on the grant date, divided by three.

The following table summarizes information with respect to employee and non-employee share options outstanding at December 31, 2011:

	Options outstanding				Options exercisable
		Weighted		Weighted		Weighted		Weighted
		average	Weighted	average		average	Weighted	average
	Number	remaining	average	intrinsic	Number	remaining	average	intrinsic
	outstanding	contractual life	exercise price	value	exercisable	contractual life	exercise price	value
			US$	US$			US$	US$
Average exercise price:
US$
0.50	603,000	1.04 years	0.50	1.43	603,000	1.04 years	0.50	1.43
0.86	1,008,300	2.93 years	0.86	1.07	1,008,300	2.93 years	0.86	1.07
1.00	390,000	0.32 years	1.00	0.93	390,000	0.32 years	1.00	0.93
1.09-1.85	6,810,604	4.20 years	1.48	0.45	6,384,004	3.87 years	1.46	0.47
1.86-2.85	1,162,234	7.87 years	2.28	0.00	728,567	7.80 years	2.26	0.00

	9,974,138	4.16 years	1.44	0.54	9,113,871	3.74 years	1.38	0.58

The weighted average intrinsic value in the table above represents the aggregate difference between the Company's closing stock price as of December 31, 2011 and the exercise price for in the money options.

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was RMB5,301, RMB7,030 and RMB840 respectively.

As of December 31, 2011, there was RMB4,744 unrecognized share-based compensation cost related to share options. Such deferred cost is expected to be recognized over a weighted-average vesting period of 1.58 years. To the extent the actual forfeiture rate is different from the Group's original estimate, the actual share-based compensation cost related to these awards may differ from such estimate.

Stock Incentive Plan-Restricted Share Units

In September 2010, the Compensation Committee of the Board of Directors of the Company approved a Restricted Share Units ("RSUs") awards program pursuant to the Equity Incentive Plan.

Each RSU represents the contingent right of the participant to receive a share of ordinary share.

An RSU is an agreement to issue stock at the time the award vests with zero exercise price. The fair value of each RSU is measured on the grant date based on the market closing price of the stock on the grant date. Each of the fair value of the restricted share units set forth in the tables below are denominated in US$.

Outstanding restricted share units
	Number of	Weighted average
	restricted	grant date
	share units	fair value
US$

Outstanding at January 1, 2010	-	-
Granted	1,590,000	2.30
Vested	-	-

Outstanding at December 31, 2010	1,590,000	2.30

Granted	-	-
Vested	-	-

Outstanding at December 31, 2011	1,590,000	2.30

The issued RSUs will vest by 50%, 33.3% and 16.7%, respectively, when certain performance target on the Group’s annual gross revenue for years 2013, 2015, and 2016 are achieved. The Group recognizes compensation cost on the RSUs based on the estimated probability of fulfilling the performance target of each year and on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group recorded total compensation cost of RMB771 and RMB3,037 related to the RSUs for the years ended December 31, 2010 and 2011, respectively. As of December 31, 2011, the estimated stock-based compensation costs to be recognized are RMB6,727 over the next two years.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
14.	INCOME TAXES

Cayman Islands

The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

Under the current BVI law, income from BJ-BCIT and BJ-WITT are not subject to taxation.

PRC

The Group's PRC subsidiaries and VIE and VIE's subsidiaries are generally subject to an enterprise income tax at 25% tax rate pursuant to the Enterprise Income Tax Law (the "EIT" Law).

Under the EIT Law, the Group's PRC entities qualifed as "high and new technology enterprise" ("the HNTE") are entitled to a tax rate of 15%. CMR Web, Hongcheng Liye, Hongcheng Education, Zhongnongda Network, Beiyuda, Gotop Hongcheng, and Dongcai obtained the HNTE status in 2008, and renewed the HNTE status for additional three years in 2011. Hongcheng Technology and Chongda obtained the HNTE status in 2009 and 2010, respectively. Qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

As HNTEs located in Beijing, Hongcheng Education and Gotop Hongcheng were entitled to a three-year exemption from EIT, followed by a preferential tax rate of 7.5% of the applicable tax rate in the next three years. Hongcheng Education was entitled to the reduced tax rate of 7.5% for the years 2009 and 2010. Gotop Hongcheng was entitled to the reduced tax rate of 7.5% for the years 2009, 2010 and 2011.

Beiyuda obtained the preferential tax rate approval from local tax Bureau and was entitled to the tax-exemption in 2009, followed by a reduced tax rate of 7.5% for 2010.

One of the Group's subsidiaries, Chongda, which qualified as a "software enterprise" under the EIT law was entitled to a preferential tax rate of 12.5% for 2009 and 2010.

The preferential tax rates, which were used to calculate the tax provision based on the Group's interpretation of the EIT Law, are presented in the following table.

PRC entities	2009	2010	2011	2012	2013

CMR Web	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Liye	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Education	7.5%	7.5%	15.0%	15.0%	15.0%
ZhongNongda Network	15.0%	15.0%	15.0%	15.0%	15.0%
Beiyuda	0.0%	7.5%	15.0%	15.0%	15.0%
Gotop Hongcheng	7.5%	7.5%	7.5%	15.0%	15.0%
Hongcheng Technology	15.0%	15.0%	15.0%	15.0%	15.0%
Dongcai	15.0%	15.0%	15.0%	15.0%	15.0%
Chongda	12.5%	12.5%	15.0%	15.0%	15.0%

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Current tax	18,981	17,933	23,078
Deferred tax provision (benefits)	306	(4,600)	(6,034)

	19,287	13,333	17,044

The principal components of the Group's deferred income tax assets and liabilities were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Current deferred tax assets
Deferred revenues	7,685	12,556

Total current deferred tax assets	7,685	12,556
Less: valuation allowance on deferred tax assets	(2,682)	(6,859)

Total net current deferred tax assets	5,003	5,697

Non-current deferred tax assets
Property and equipment	586	658
Deferred revenues	140	188
Net operating loss carry forwards	7,938	14,203

Total non-current deferred tax assets	8,664	15,049
Less: valuation allowance on deferred tax assets	(5,194)	(6,832)

Total net non-current deferred tax assets	3,470	8,217

Non-current deferred tax liabilities
Property and equipment	91	70
Acquired intangible assets	9,745	9,173

Total deferred tax liabilities	9,836	9,243

The Group operates through multiple PRC entities and the valuation allowances are considered separately for each PRC entity, as losses and deferred taxes from one PRC entity cannot be utilized by another entity.

The Group has net operating loss carryforwards of RMB65,241 from its PRC entities for the year ended December 31, 2011 that will expire on various dates between December 31, 2012 and December 31, 2016.

As of December 31, 2011, a valuation allowance of RMB13,691 was provided against deferred tax assets including those related to deferred revenue and net operating loss carryforwards of certain of the Group's PRC entities due to the Group's determination that it is more likely than not that the deferred tax assets related to such entities will not be realized. Adjustments will be made to the valuation allowance if events occur in the future that indicate changes in the amount of deferred tax assets that may be realized.

Reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before income taxes was as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Statutory rate	25	25	25
Tax holiday and exemptions	(15)	(10)	(18)
Effect on tax rates in different tax jurisdiction	5	3	5
Permanent book-tax differences	3	-	-
Changes in valuation allowance	1	2	8
Increase (decrease) in unrecognized tax benefit	3	(5)	3

Effective tax rates	22	15	23

If the tax exemption granted to the Group had not been available, provisions for income tax expense would have increased by RMB12,530, RMB9,257 and RMB10,418 for the years ended December 31, 2009, 2010 and 2011, respectively. The basic net income per share attributable to ChinaEdu Corporation would have been decreased by RMB0.25, RMB0.19 and RMB0.21 for the years ended December 31, 2009, 2010 and 2011, respectively. And the diluted net income per share attributable to ChinaEdu Corporation would have been decreased by RMB0.24, RMB0.18 and RMB0.20 for the years ended December 31, 2009, 2010 and 2011, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

RMB

Balance at January 1, 2010	7,727
Additions based on tax positions related to the current year	1,317
Additions for tax positions of prior years	-
Reductions for tax positions of current year	(5,473)
Settlement paid in current year	-
Other - interest and penalty	120

Balance at December 31, 2010	3,691
Additions based on tax positions related to the current year	2,062
Additions for tax positions of prior years	-
Reductions for tax positions of current year	-
Settlement paid in current year	-
Other - interest and penalty	336

Balance at December 31, 2011	6,089

One subsidiary of the Group has completed the tax de-registration procedure in 2010, and RMB5,473 unrecognized tax benefit of this subsidiary was reversed in 2010.

The Group recognizes interest and penalty accrued related to unrecognized tax benefits in income tax expenses.

The Group does not anticipate any significant change on its uncertain tax position within 12 months of December 31, 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ‘‘SAT’’) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ‘‘de facto management body’’ of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%. If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

As of December 31, 2011, the Company’s subsidiaries located in the PRC recorded aggregate accumulated earning of approximately RMB104,422. Since the Group has decided to reinvest those profits for future development, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group as of December 31, 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding $15 (RMB100) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2006 to 2010 of the Group’s PRC subsidiaries, the VIE and VIE’s subsidiaries remain subject to tax audits as of December 31, 2011, at the tax authorities’ discretion.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of carrying amount over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. The Group has not recorded any such deferred tax liability attributable to the financial interest in its VIE because the VIE was in an accumulated loss position as of December 31, 2011.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
15.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net income attributable to ChinaEdu Corporation (numerator)	34,779	39,317	16,821

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	48,844,606	48,004,323	47,453,930
Incremental weighted average ordinary shares from assumed conversions of share option and warrants using treasury stock method:
Employee options (treasury share effect)	3,262,419	3,651,344	2,958,224
Non-employee options (treasury share effect)	331,920	286,528	257,075
Warrants (treasury share effect)	80,738	68,034	-

Weighted average ordinary shares outstanding used in computing diluted net income per share	52,519,683	52,010,229	50,669,229

Net income per share attributable to ChinaEdu Corporation-basic	0.71	0.82	0.35
Net income per share attributable to ChinaEdu Corporation-diluted	0.66	0.76	0.33

Ordinary share equivalents of options and warrants are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the period.

WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS
16.	WARRANTS

Pursuant to the terms of the Series B preferred share agreement dated December 13, 2004, the Company granted warrants to one of its Series B preferred shareholders, Tiger Global Private Investment Partners II, L.P. and Tiger Global II, L.P. (collectively, "Tiger Global"), to purchase up to 1,768,300 ordinary shares. These warrants had an exercise price of US$1.48 per share and were exercisable at any time prior to December 13, 2009. The fair value and the booked value of the warrants were approximately RMB4,719 (US$570) and RMB4,487 (US$542) at the grant date, respectively.

In November 2008, the Company entered into a share repurchase agreement with Tiger Global. The share repurchase agreement stipulated that 1,768,300 warrants held by Tiger Global, which represented the right to purchase an aggregate of 1,768,300 ordinary shares, were cancelled. The Company recorded the first batch of cancelled warrants in November 2008, representing 321,109 underlying ordinary shares, and RMB815 was reclassified to additional paid-in capital account. The Company recorded the second batch of cancelled warrants in January 2009, representing an additional 1,447,191 underlying ordinary shares, and RMB3,672 was reclassified to additional paid-in capital account.

Pursuant to the terms of the Series C preferred share agreement dated July 14, 2005, the Company granted warrants to Series C preferred shareholders to purchase up to 608,108 ordinary shares. The warrants had an exercise price of US$1.85 per share and were exercisable commencing on July 14, 2005 and ending on August 12, 2010. The fair value and the booked value of the warrants were approximately RMB2,459 (US$305) and RMB2,353 (US$292), respectively, at the grant date.

Up to the end of 2009, 121,622 warrants were exercised at US$1.85 to purchase the same number of ordinary shares. The remaining unexercised 486,486 warrants lapsed in August, 2010 with the amount of RMB1,883, which was reclassified to additional paid-in capital account. As of December 31, 2010 and 2011, no warrants were outstanding.

SHARE REPURCHASES	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASES
17.	SHARE REPURCHASES

Pursuant to the November 2008 share repurchase agreement with Tiger Global (discussed in Note 16), the Company agreed to purchase from Tiger Global an aggregate of 8,364,634 ordinary shares (2,788,211 ADSs) at US$1.3167 per ordinary share (US$3.95 per ADS), for an aggregate purchase price of RMB75,315 (US$11,014). The agreement also stipulated that all warrants held by Tiger Global, which represented the right to purchase an aggregate of 1,768,300 ordinary shares, would be cancelled. Up to December 31, 2008, the Company has repurchased and cancelled 1,518,949 ordinary shares and 321,109 warrants for an aggregate consideration of RMB13,668 (US$2,000). Subsequent to December 31, 2008, the Company has repurchased and cancelled 6,845,685 ordinary shares and 1,447,191 warrants for an aggregate consideration of RMB61,647 (US$9,014) in January 2009.

In addition, the Company approved a share repurchase plan in 2008. Pursuant to this plan, the Company repurchased an aggregate of 2,183,634 and 983,115 ordinary shares in open market transactions conducted for a cash consideration of RMB20,522 (US$3,002) and RMB14,738 (US$2,159) in 2008 and 2009 respectively. The repurchases were made at an average price of US$1.37 and US$2.20 per ordinary share respectively (US$4.11 per ADS and US$6.6 per ADS respectively).

In April 2010, the Company approved another share repurchase plan to repurchase up to US$3 million of the outstanding ADSs from time to time through May 1, 2012. Pursuant to this plan, the Company repurchased of 852,144 ordinary shares in open market transactions conducted between June and November 2010 for a cash consideration of RMB13,262 (US$1,996), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.34 per ordinary share (US$7.03 per ADS). In 2011, the Company repurchased an aggregate of 590,205 ordinary shares in open market transactions conducted between May and December 2011 for a cash consideration of RMB8,243(US$1,274), and all the repurchased shares were cancelled. The repurchases were made at an average price of US$2.16 per ordinary share (US$6.48 per ADS).

In May 2011, the Company approved another share repurchase plan to repurchase up to $10 million of the outstanding ADSs from time to time though May 1, 2013.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
18.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Total provisions for such employee benefits were RMB23,231, RMB27,543 and RMB35,384 for the years ended December 31, 2009, 2010 and 2011, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
19.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group's financial assets measured at fair value on a recurring basis as of December 31, 2010 and 2011 consists of available-for-sale securities as set out in Note 6 based on level 1 input because the Group used the quoted prices for identical instruments traded in active markets to value the investments.

The following table summarizes the Group’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2010, and 2011, respectively:

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2010
Assets:
Available-for-sale investments	24,469	-	-	24,469
Total assets at fair value	24,469	-	-	24,469
As of December 31, 2011
Assets:
Available-for-sale investments	17,648	-	-	17,648
Total assets at fair value	17,648	-	-	17,648

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach—excess earnings" and "with & without" valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment (Note 9). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 10). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
20.	COMMITMENTS

(a)	Pursuant to a contract signed between Hongcheng Education and the Fourth Middle School of Anqing for the use of the school's education resources, Hongcheng Education has committed to pay a royalty fee of RMB650 per annum from 2005 to 2007, RMB1,000 per annum from 2008 to 2010, and RMB1,200 per annum from 2011 to 2024. The aggregate fees committed through 2024 were recognized as expenses on a straight-line basis, and the difference between the amount paid and the amount recognized is reported as amount due to related party. For the years ended December 31, 2009, 2010 and 2011, the amounts reported as expenses were RMB1,088 during each periods. The amounts recorded as deferred commitment fees included in accrued expenses and other current liabilities as of December 31, 2010 and 2011 were RMB1,575 and RMB1,463, respectively.

(b)	The Group leases certain office premises under non-cancelable operating leases through 2016. Rent expenses under operating leases for 2009, 2010, and 2011 were RMB10,355, RMB11,031 and RMB14,858 respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31	RMB

2012	11,733
2013	7,646
2014	2,062
2015	1,939
2016 and thereafter	3,070

26,450

(c)	As of December 31, 2011, the Group had commitments totaling RMB66,059 for the expansion of the schools in Anqing, Pingdingshan and Jingzhou. As of December 31, 2011, the remaining portion of capital commitment to the Jingzhou School for its expansion was RMB64,752, which included capital commitment for the on-going construction in progress of RMB5,572. Since the construction of Jingzhou School is delayed, the Group is unable to make reasonable estimates regarding the timing of payment of capital commitments for Jingzhou School. The capital commitments for the on-going construction in progress of Anqing and Pingdingshan schools totaling RMB1,307 as of December 31, 2011 are expected to be paid within 2012.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
21.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has been organized with four business segments: online degree programs, online tutoring programs, private primary and secondary schools and international and elite curriculum programs.

The Group's chief operating decision maker is its chief executive officer. Segment information provided to the chief operating decision maker is prepared using US GAAP.

The following sets forth the relevant information for the Group's operating segments:

	As of December 31,
	2010	2011
	RMB	RMB

Assets
Online degree programs	719,448	778,269
Online tutoring programs	55,848	53,859
Private primary and secondary schools	149,805	151,478
International and elite curriculum programs	30,833	39,607
Corporate assets	93,945	82,352

Total assets	1,049,879	1,105,565

Liabilities
Online degree programs	127,962	116,055
Online tutoring programs	46,032	53,531
Private primary and secondary schools	122,771	120,306
International and elite curriculum programs	13,977	34,558
Corporate liabilities	9,673	9,056

Total liabilities	320,415	333,506

Segment of net revenue are presented in the following table.

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenue
Online degree programs	285,178	310,005	347,107
Online tutoring programs	19,584	23,669	25,755
Private primary and secondary schools	30,627	41,054	49,653
International and elite curriculum programs	19,317	14,114	13,344

Total net revenue	354,706	388,842	435,859

Cost of revenue
Online degree programs	95,428	101,906	124,242
Online tutoring programs	5,713	6,101	9,107
Private primary and secondary schools	26,109	30,279	36,127
International and elite curriculum programs	11,112	9,416	16,128

Total cost of revenue	138,362	147,702	185,604

Gross profit (loss)
Online degree programs	189,750	208,099	222,865
Online tutoring programs	13,871	17,568	16,648
Private primary and secondary schools	4,518	10,775	13,526
International and elite curriculum programs	8,205	4,698	(2,784)

Total gross profit	216,344	241,140	250,255

The Group does not allocate operating expenses to individual segments when making decisions about allocating resources to such segments and assessing their performance. The Group primarily operates in the PRC. All of the Group's long-lived assets are located in the PRC.

Net revenue from significant type of services the Group provides was as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Third parties:
Online degree programs	64,517	78,471	97,284
Online tutoring programs	19,584	23,669	25,755
Private primary and secondary schools	30,627	41,054	49,653
International and elite curriculum programs	19,317	14,114	13,344

	134,045	157,308	186,036

Related parties:
Online education technical services, consulting services and recruiting services	220,661	231,534	249,823

	220,661	231,534	249,823

	354,706	388,842	435,859

The carrying amounts of goodwill and acquired intangible assets by operating segments were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Acquired intangible assets, net:
Online degree programs	46,498	45,781
Online tutoring programs	4,376	4,350
Private primary and secondary schools	2,948	2,695
International and elite curriculum programs	12,027	10,812

	65,849	63,638

Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	-	-
International and elite curriculum programs	4,497	4,497

	43,255	43,255

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

The noncontrolling shareholders of a number of the Company's subsidiaries are universities that also purchase online education technical, consulting and recruiting services from the Group. These universities are considered related parties of the Group. Revenue generated from services provided to these universities was as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Online education technical and consulting services:
Online Education School of Dongbei University of Finance and Economics	42,701	41,757	46,459
Online Education School of Renmin University of China	71,722	63,926	56,758
Online Education School of Chongqing University	34,474	43,815	57,175
Online Education School of China Agricultural University	47,335	48,482	49,068
Online Education School of Beijing Language and Culture University	23,907	29,096	33,531
Online Education School of Central University of Finance and Economics	104	2,309	2,834
Online Education School of Guangxi Radio and TV University	152	319	251
Online Education School of Fujian Radio and TV University	-	1,830	3,747
Asset Management Company of Beijing Forestry University	266	-	-

Total	220,661	231,534	249,823

Deferred revenues associated with services provided to related parties were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Online Education School of Dongbei University of Finance and Economics	11,497	13,214
Online Education School of Renmin University of China	14,700	14,069
Online Education School of Chongqing University	8,750	12,352
Online Education School of China Agricultural University	10,874	12,927
Online Education School of Beijing Language and Culture University	8,411	12,545
Online Education School of Guangxi Radio and TV University	-	66

	54,232	65,173

As of December 31, 2010 and 2011, the following balances were due from related parties:

	As of December 31,
	2010	2011
	RMB	RMB

Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	24,543	11,418
Online Education School of Renmin University of China (i)	105,459	98,158
Online Education School of Chongqing University (i)	52,748	87,756
Online Education School of China Agricultural University of China (i)	50,719	22,837
Online Education School of Beijing Language and Culture University (i)	12,738	15,633
Online Education School of Guangxi Radio and TV University (i)	296	296
Online Education School of Fujian Radio and TV University (i)	392	1,918
Equity owners of the Company's subsidiaries:
Wu Jiayong	30	-

	246,925	238,016

(i)	The fees for services provided to the online schools are collected on a periodic basis. The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.

All of the amounts due from related parties are unsecured and non-interest bearing. The Group expects the amounts to be received within the next 12 months.

As of December 31, 2010 and 2011, the following balances were due to related parties:

	As of December 31,
	2010	2011
	RMB	RMB

Former owner of an entity consolidated by the Company:
The Fourth Middle School of Anqing (ii)	2,201	1,953
Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	24,535	5,234
Online Education School of Dongbei University of Finance and Economics (iii)	-	4,642
Online Education School of Chongqing University (i)	324	810
Online Education School of Central University of Finance and Economics (i)	351	-
Online Education School of China Agricultural University of China (i)	-	3
Online Education School of Guangxi Radio and TV University (i)	30	6
Online Education School of Fujian Radio and TV University (i)	180	46
Online Education School of Beijing Language and Culture University (i)	616	452
Online Education School of Beijing Language and Culture University (iv)	2,940	-

	31,177	13,146

(i)	The amounts represented cash collected on behalf of the related parties.

(ii)	The amount primarily represents royalty fees to be paid.

(iii)	The amount represents declared dividend not paid as of December 31, 2011.

(iv)	The amount represents declared dividend, which was paid subsequently in 2011.

All the amounts due to related parties are non-interest bearing and unsecured. The Group expects the amounts to be repaid within one year.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
23.	STATUTORY RESERVES

PRC legal restrictions permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, determined in accordance with PRC accounting standards and regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC's Foreign Investment Enterprises, the Company's subsidiaries, VIE and VIE's subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve, (ii) enterprise expansion reserve, (iii) a staff bonus and welfare reserve, and (iv) development fund. The PRC subsidiaries, VIE and VIE's subsidiaries elected not to make any appropriations to the enterprise expansion reserve and staff bonus and welfare reserve in any of the years presented.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits (as determined under generally accepted accounting principles in the PRC ("PRC GAAP") at each year-end); enterprise expansion reserve and staff bonus and welfare reserve appropriations are at the Company's discretion. These reserves may be applied against prior year losses, if any, and may be used for business expansion and increase in registered capital of the subsidiaries.

Subject to the PRC laws and regulations requirement, private school required to make annual appropriations of 25% of after-tax income to development fund prior to payments of dividend.

For the years ended December 31, 2009, 2010 and 2011, the Company's PRC subsidiaries, VIE and VIE's subsidiaries made appropriations to the general reserves and development fund of RMB4,064, RMB15,931 and RMB7,043 respectively.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
24.	RESTRICTED NET ASSETS

The Group's restricted net assets include the paid-in-capital and statutory reserves of the Group's PRC subsidiaries and paid-in-capital of its VIE and VIE's subsidiaries. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIE from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, general reserve (see Note 23) requiring annual appropriations of 10% of after-tax profit and development fund (see Note 23) requiring annual appropriations of 25% of after-tax profit should be set aside prior to the payment of dividends.

As a result of these PRC laws and regulations, the Group's PRC subsidiaries, VIE and VIE's subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. As of December 31, 2010, and 2011, the amounts of restricted net assets were RMB395,656 and RMB402,699, respectively.

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share-related data)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Assets

Current assets:
Cash and cash equivalents	6,110	744	118
Short-term investments	24,469	17,648	2,804
Prepaid expenses and other current assets	2,055	1,038	165
Amounts due from related parties	62,127	63,664	10,115

Total current assets	94,761	83,094	13,202
Investments in subsidiaries and VIE	511,705	531,511	84,449

Total assets	606,466	614,605	97,651

Liabilities and Equity

Current liabilities:
Accrued expenses and other current liabilities	4,653	4,663	741
Amount due to related parties	1,915	1,931	307

Total current liabilities	6,568	6,594	1,048
Deferred revenue	3,919	3,205	509

Total liabilities	10,487	9,799	1,557

Equity:
Ordinary shares (RMB0.08 (US$0.01) par value;
100,000,000 shares authorized; 54,395,185 shares and
47,689,306 shares issued and outstanding, respectively as of December 31, 2010, 53,804,980 shares and 47,215,888 shares
issued and outstanding, respectively as of December 31, 2011)	4,071	4,041	642
Additional paid-in capital	674,648	673,516	107,011
Accumulated deficits	(60,016)	(43,195)	(6,863)
Accumulated other comprehensive loss	(22,724)	(29,556)	(4,696)

Total equity	595,979	604,806	96,094

Total liabilities and equity	606,466	614,605	97,651

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands, except share-related data)

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative (including share-based compensation of RMB7,416, RMB6,283, RMB6,483 for 2009, 2010 and 2011, respectively)	(16,596)	(10,223)	(10,775)	(1,712)

Loss from operations	(16,596)	(10,223)	(10,775)	(1,712)

Other income	1,748	572	547	87
Interest income	830	750	1,176	187
Interest expense	(2)	(5)	-	-
Investment loss	-	-	(201)	(32)
Equity in earnings of subsidiaries and VIE	48,799	48,223	26,074	4,143

Net income	34,779	39,317	16,821	2,673

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS' DEFICIENCY AND COMPREHENSIVE INCOME

(In thousands, except share-related data)

									Accumulated
				Additional					other
	Ordinary shares			paid-in			Accumulated		comprehensive				Comprehensive
	Outstanding Shares	Amount		capital		Warrants	deficits		income (loss)		Total		income (loss)
		RMB		RMB		RMB	RMB		RMB		RMB		RMB

Balance at January 1, 2009	53,038,649		4,573		734,733	5,555		(134,112)		(20,920)		589,829
Repurchase of ordinary shares	(7,828,800)		(536)		(76,098)	-		-		-		(76,634)
Forfeiture of warrants	-		-		3,672	(3,672)		-		-		-
Exercise of share options	565,677		39		4,124	-		-		-		4,163
Amortization of share-based compensation	-		-		7,416	-		-		-		7,416
Foreign currency translation adjustments	-		-		-	-		-		276		276	276
Change in fair value of available-for-sale	-		-		-	-		-		144		144	144
Net income	-		-		-	-		34,779		-		34,779	34,779

Balance at December 31, 2009	47,775,526		4,076		673,847	1,883		(99,333)		(20,500)		559,973	35,199

Repurchase and cancellation of ordinary shares	(852,144)		(57)		(13,411)	-		-		-		(13,468)
Forfeiture of warrants	-		-		1,883	(1,883)		-		-		-
Exercise of share options	765,924		52		6,046	-		-		-		6,098
Amortization of share-based compensation	-		-		6,283	-		-		-		6,283
Foreign currency translation adjustments	-		-		-	-		-		(2,139)		(2,139)	(2,139)
Change in fair value of available-for-sale	-		-		-	-		-		(85)		(85)	(85)
Net income	-		-		-	-		39,317		-		39,317	39,317

Balance at December 31, 2010	47,689,306		4,071		674,648	-		(60,016)		(22,724)		595,979	37,093

Repurchase and cancellation of ordinary shares	(590,205)		(38)		(8,205)	-		-		-		(8,243)
Exercise of share options	116,787		8		590	-		-		-		598
Amortization of share-based compensation	-		-		6,483	-		-		-		6,483
Foreign currency translation adjustments	-		-		-	-		-		(7,019)		(7,019)	(7,019)
Change in fair value of available-for-sale	-		-		-	-		-		187		187	187
Net income	-		-		-	-		16,821		-		16,821	16,821

Balance at December 31, 2011	47,215,888		4,041		673,516	-		(43,195)		(29,556)		604,806	9,989

		US$	642	US$	107,011		US$	(6,863)	US$	(4,696)	US$	96,094

CHINAEDU CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands, except share-related data)

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	34,779	39,317	16,821	2,673
Adjustments to reconcile net income to net cash used in operating activities:
Share based compensation	3,707	2,626	3,459	550
Investment loss	-	-	201	32
Equity in earnings of subsidiaries and VIE	(45,090)	(44,566)	(23,050)	(3,663)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(205)	163	242	38
Amounts due from related parties	9,608	(1,094)	(1,574)	(251)
Accrued expense and other liabilities	57	(1,062)	242	38
Amount due to a related party	(3,522)	85	16	3
Deferred revenue	648	(161)	(546)	(87)

Net cash used in operating activities	(18)	(4,692)	(4,189)	(667)

Cash flows from investing activities:
Investments in subsidiaries and VIE	(34,156)	-	-	-
(Purchase) maturity of term deposits	(27,298)	27,203	-	-
Proceeds from the sale of investment	-	-	8,306	1,320
Purchase of investments	(4,568)	(19,982)	(2,556)	(406)

Net cash (used in) provided by investing activities	(66,022)	7,221	5,750	914

Cash flows from financing activities:
Repurchase and cancellation of ordinary shares	(76,634)	(13,468)	(7,437)	(1,182)
Proceeds from exercise of share options	4,163	6,098	598	95
Prepayment for shares repurchase	-	(735)	(168)	(27)

Net cash used in financing activities	(72,471)	(8,105)	(7,007)	(1,114)

Effect of exchange rate changes	312	(693)	80	14

Net decrease in cash and cash equivalents	(138,199)	(6,269)	(5,366)	(853)
Cash and cash equivalents, beginning of year	150,578	12,379	6,110	971

Cash and cash equivalents, end of year	12,379	6,110	744	118

CHINAEDU CORPORATION

NOTES TO ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands, except share-related data)

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company's consolidated financial statements, except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIE and VIE's subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE's subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries, VIE and VIE's subsidiaries are reported as the single line item of equity in losses of subsidiaries and variable interest entity. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of a subsidiary or VIE regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The Parent Company carried the investments in subsidiaries and VIE at RMB511,705 and RMB531,511 as of December 31, 2010 and 2011, respectively. The Parent Company’s share of equity in income in subsidiaries and the VIE recognized for the years ended December 31, 2009, 2010 and 2011 was RMB45,090, RMB44,566 and RMB23,050, respectively.

3.	INCOME TAXES

The Company is a Cayman Islands company, and therefore is not subject to income taxes for all the years presented.

4.	RELATED PARTY TRANSACTIONS

The following represents related party balances as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB	RMB
Amounts due from related parties:
Former director-Yang Xueshan (i)	14,840	14,840
Vice President-Xie Changqing (i)	39,360	39,360
CMR (ii)	4,249	4,310
Hongcheng Liye (iii)	2,499	2,499
BJ-BCIT (iv)	196	1,813
Others	983	842

	62,127	63,664

Amount due to related parties:
WITT (v)	1,715	1,647
Others	200	284

	1,915	1,931

(i)	The amounts represent loans to the two nominee shareholders of Hongcheng Education.

(ii)	The amount represents the receivable of profit distribution from a subsidiary company.
(iii)	The amounts represent the service fee paid on behalf of a subsidiary company.

(iv)	The amounts represent the payment of students register fee on behalf of a subsidiary company.
(v)	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.